Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	June 30, 2024	December 31, 2023
Brands	$165,583	$168,508
Software development costs	909,615	880,764
Customer relationships	1,528,857	1,541,507
Computer software	40,846	39,311
Gross carrying value	$2,644,901	2,630,090

Brands	107,620	101,197
Software development costs	624,667	578,383
Customer relationships	816,464	756,463
Computer software	33,269	30,112
Accumulated amortization	$1,582,020	$1,466,155
Intangible assets, net	$1,062,881	$1,163,935